Income Taxes - Summary of Income Tax Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
(Loss)/income before income taxes and share of result of equity method investments	$ (38,394)	$ 1,279	$ (15,129)
Tax expense at statutory rate	0	0	0
Total statutory tax charge	0	0	0
Breakdown of current/deferred tax expense
Current tax expense	1,264	489	524
Deferred tax expense	705	128	(172)
Total Tax charge	1,969	617	352
UNITED STATES
Breakdown of current/deferred tax expense
Total Tax charge	855	0	0
UNITED KINGDOM [Member]
Breakdown of current/deferred tax expense
Total Tax charge	566	416	199
POLAND [Member]
Breakdown of current/deferred tax expense
Total Tax charge	345	31	(65)
SINGAPORE [Member]
Breakdown of current/deferred tax expense
Total Tax charge	47	77	213
DENMARK
Breakdown of current/deferred tax expense
Total Tax charge	74	0	0
MALTA [Member]
Breakdown of current/deferred tax expense
Total Tax charge	$ 82	$ 93	$ 5